Employee benefit plans - Summary of Movement in the Fair Value of Plan Assets of the Year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Plan assets
Disclosure of fair value of plan assets [line items]
Beginning Balance	$ 48,059	$ 56,304
Interest income on plan assets	1,881	1,799
Actuarial gain (loss)	1,517	(2,500)
Benefit payments	(2,341)	(3,227)
Exchange gain (loss)	1,882	(4,317)
Ending Balance	26,568	48,059
Present value of defined benefit obligation
Disclosure of fair value of plan assets [line items]
Beginning Balance	53,314	59,984
Interest income on plan assets	2,116	2,004
Actuarial gain (loss)	7,878	(1,303)
Assets distributed on settlement	(24,430)	0
Benefit payments	(3,765)	(3,895)
Exchange gain (loss)	(985)	6,826
Ending Balance	38,548	53,314
Employee benefit plans | Plan assets
Disclosure of fair value of plan assets [line items]
Beginning Balance	1,864	2,429
Interest income on plan assets	72	73
Actuarial gain (loss)	82	(64)
Benefit payments	(152)	(399)
Exchange gain (loss)	92	(175)
Ending Balance	1,958	1,864
Employee benefit plans | Present value of defined benefit obligation
Disclosure of fair value of plan assets [line items]
Beginning Balance	16,239	16,028
Interest income on plan assets	669	601
Actuarial gain (loss)	3,097	1,209
Assets distributed on settlement	0	0
Benefit payments	(1,576)	(1,066)
Exchange gain (loss)	428	3,468
Ending Balance	20,182	16,239
SERP | Plan assets
Disclosure of fair value of plan assets [line items]
Beginning Balance	46,195	53,875
Interest income on plan assets	1,809	1,726
Actuarial gain (loss)	1,435	(2,436)
Benefit payments	(2,189)	(2,828)
Exchange gain (loss)	1,790	(4,142)
Ending Balance	24,610	46,195
SERP | Present value of defined benefit obligation
Disclosure of fair value of plan assets [line items]
Beginning Balance	37,075	43,956
Interest income on plan assets	1,447	1,403
Actuarial gain (loss)	4,781	(2,512)
Assets distributed on settlement	(24,430)	0
Benefit payments	(2,189)	(2,829)
Exchange gain (loss)	(1,413)	3,358
Ending Balance	$ 18,366	$ 37,075